Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
(11)	Subsequent Events

The Company completed its Consent Solicitation in lieu of a Special Meeting of Shareholders on April 6, 2018 and reported that both a proposal to approve an amendment to our amended and restated certificate of incorporation to increase our authorized shares of common stock from 500,000,000 to 1,000,000,000 and a proposal to approve an amendment to our amended and restated certificate of incorporation to effect a reverse stock split of our common stock at a range of ratios from 1-for-100 to 1-for-500, in the discretion of the Board of Directors and to be announced by press release, and to grant authorization to the Board of Directors to determine, in its sole discretion, whether to implement the reverse stock split, as well as its specific timing (but not later than April 6, 2019) were approved by shareholders.

On May 2, 2018, the Company effected a reverse stock split at which time Delcath’s common stock began trading on the OTCQB on a one-for-five hundred (1:500) split-adjusted basis. All owners of record as of the open of the OTCQB market on May 2, 2018 received one issued and outstanding share of Delcath common stock in exchange for five hundred outstanding shares of Delcath common stock. No fractional shares were issued in connected with the reverse stock split. All fractional shares created by the one-for-five hundred exchange were rounded up to the next whole share. The reverse stock split had no impact on the par value per share of Delcath common stock, which remains at $0.01. All current and prior period amounts related to shares, share prices and earnings per share, presented in the Company’s consolidated financial statements contained in this Prospectus and the accompanying Notes have been restated to give retrospective presentation for the reverse stock split.

On June 4, 2018, pursuant to a Securities Purchase Agreement (“Securities Purchase Agreement”) between the Company and a non-U.S. person institutional investor (“Investor”), the Company sold two 8% Senior Secured Convertible Promissory Notes (“Notes”) for a total face amount of $3,886,109 and a purchase price of $2,270,463 to the Investor in a transaction exempt from registration under Regulation S, as amended promulgated under the Securities Act of 1933.

(15)	Subsequent Events

As of January 25, 2018, all of the Rights issued under the December 28, 2017 Exchange Agreements discussed in more detail in Note 9 to the Company’s consolidated financial statements contained in this Annual Report on Form 10-K have been exercised resulting in the issuance of 108.9 million shares.

On February 9, 2018, the Company closed a registered offering of 212,000,000 shares of common stock, 38,000,000 pre-funded warrants to purchase 38,000,000 shares of common stock and Series D warrants to purchase an aggregate of 500,000,000 shares of common stock for total gross proceeds of approximately $5.0 million. The offering was priced at $0.02 per unit with each unit comprised of one share of common stock (or one pre-funded warrant) and one common stock purchase warrant to purchase two shares, provided that, with respect to the units with pre-funded warrants $0.019 per unit shall be paid at closing and $0.001 shall be paid upon exercise of each of the pre-funded warrants. The warrants carry a five-year term from the date of initial exercisability (which is later of one year from the date of issuance and date of amendment to articles of incorporation to increase number of authorized shares of common stock) with an exercise price of $0.02 per share. The securities were offered pursuant to a registration statement on Form S-1 (File No. 333-220898) previously filed with the Securities and Exchange Commission (the “SEC”) and declared effective on February 7, 2018. After consummation of this offering, the Company has 434,981,824 shares of its common stock issued and outstanding.

On February 26, 2018, the Company filed a Definitive Proxy Statement on Schedule 14A seeking shareholder approval to increase its authorized shares of common stock from 500,000,000 to 1,000,000,000 in order to have sufficient authorized shares for full exercise of its recently issued Series D Warrants and for a reverse split of its common stock at a ratio of at least 1:100 but no more than 1:500, in the discretion of the Board of Directors and to grant authorization to the Board of Directors to determine, in its sole discretion, whether to implement the reverse stock split, as well as its specific timing (but not later than April 6, 2019).

The Company increased its authorized shares of common stock to one billion and effected a reverse split of its issued and outstanding common stock in a ratio of one-for-five hundred, effective as of May 2, 2018.

On May 2, 2018, the Company effected a reverse stock split at which time Delcath’s common stock began trading on the OTCQB on a one-for-five hundred (1:500) split-adjusted basis. All owners of record as of the open of the OTCQB market on May 2, 2018 received one issued and outstanding share of Delcath common stock in exchange for five hundred outstanding shares of Delcath common stock. No fractional shares were issued in connected with the reverse stock split. All fractional shares created by the one-for-five hundred exchange were rounded up to the next whole share. The reverse stock split had no impact on the par value per share of Delcath common stock, which remains at $0.01. All current and prior period amounts related to shares, share prices and earnings per share, presented in the Company’s consolidated financial statements and the accompanying Notes have been restated to give retrospective presentation for the reverse stock split.